4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 11) - Designated as Cash Flow Hedge [Member] R$ in Millions		12 Months Ended
		Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Value (notional)		R$ 477.0	R$ 568.7
Fair value	[1]	1,679.5	1,954.9
Senior Unsecured Notes - Bonds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Value (notional)		R$ 268.7	268.7
Average rate		2.0310
Fair value	[1]	R$ 990.3	R$ 977.2
Senior Unsecured Notes - Bonds [Member] | BRF SA BRFSBZ5
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Type of risk hedged		US$ (E.R.)
Maturities		06.2022
Value (notional)		R$ 118.7
Average rate		2.0213
Fair value	[1]	R$ 494.1
Senior Unsecured Notes - Bonds [Member] | BRF SA BRFSBZ3
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Type of risk hedged		US$ (E.R.)
Maturities		05.2023
Value (notional)		R$ 150.0
Average rate		2.0387
Fair value	[1]	R$ 496.2

[1]	Reference value converted by the Ptax rate at the end of the period or partial revocation dates. This amount shows the total that may impact the Company's shareholders' equity.